GENERAL (Schedule of Group Licenses) (Details)	12 Months Ended
Dec. 31, 2019
Group License One [Member]
IfrsStatementLineItems [Line Items]
Type of services	Cellular
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
Valid through	Feb, 2022
Guarantees made	NIS 80 million
Group License Two [Member]
IfrsStatementLineItems [Line Items]
Type of services	Cellular
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
Valid through	Feb, 2022
Guarantees made	NIS 4 million
Group License Three [Member]
IfrsStatementLineItems [Line Items]
Type of services	Cellular infrastructure
Area of service	Israel
License owner	P.H.I Networks (2015) Lp.
Granted by	MOC
Valid through	Aug, 2025
Group License Four [Member]
IfrsStatementLineItems [Line Items]
Type of services	ISP
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
Valid through	Mar, 2023
Group License Five [Member]
IfrsStatementLineItems [Line Items]
Type of services	ISP
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
Valid through	Mar, 2023
Group License Six [Member]
IfrsStatementLineItems [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	Israel
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	MOC
Valid through	Jan, 2027
Guarantees made	NIS 5 million
Group License Seven [Member]
IfrsStatementLineItems [Line Items]
Type of services	Fixed (incl. ISP, ILD, NTP)
Area of service	West Bank
License owner	Partner Land-line Communication Solutions - Limited Partnership
Granted by	CA
Valid through	Jan, 2027
Guarantees made	NIS 0.25 million